Subsequent Events (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	Aug. 27, 2021	Jun. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020
Subsequent Events (Details) [Line Items]
Outstanding obligations loan amount			$ 37.0
Insurance paid amount					$ 6.3
Shares issued (in Shares)		943,061
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
RSUs granted (in Shares)	2,600,000
Metromile insurance company [Member]
Subsequent Events (Details) [Line Items]
Insurance paid amount					9.0
Note Purchase and Security Agreement [Member]
Subsequent Events (Details) [Line Items]
Additional loan proceeds				$ 2.0
Paycheck Protection Program Loan [Member]
Subsequent Events (Details) [Line Items]
Loan amount					5.9
2019 Loan [Member]
Subsequent Events (Details) [Line Items]
Loan amount					$ 26.5